Provisions	12 Months Ended
Mar. 31, 2022
Provisions [abstract]
Provisions
25.
Provisions

	As at March 31,
	2021	2022	2022
	(INR)	(INR)	(USD)
Non-current
Provision for decommissioning costs	13,686	13,384	176
Total	13,686	13,384	176

			Provision for decommissioning costs
As at April 1, 2019			10,377
Arised during the year			1,049
Unwinding of discount and changes in discount rate			524
As at March 31, 2020			11,950
Arised during the year			1,071
Unwinding of discount and changes in discount rate			744
Acquisition of subsidiaries			21
Disposal of subsidiaries			(100)
As at March 31, 2021			13,686
Arised during the year			1,206
Unwinding of discount and changes in discount rate			778
Acquisition of subsidiaries			78
Adjustment during the year			(2,364)
As at March 31, 2022			13,384

Decommissioning costs

Provision has been recognised for decommissioning costs associated with premises taken on leases wherein the Group is committed to decommission the site as a result of construction of wind and solar power projects.